Equity method investments (Details) - Narrative $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) rig	Dec. 31, 2019 USD ($)
Equity Method Investment, Summarized Financial Information [Abstract]
Interest in equity method investment not held by the company		51.00%
Guarantee provided		$ 5.9
Opex
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity		49.00%
Guarantee provided		$ 5.9
Akal
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity		49.00%
Guarantee provided		$ 0.0
Perfomex and Perfomex II
Equity Method Investment, Summarized Financial Information [Abstract]
Number of rigs on bareboat charter | rig	5
Number of joint ventures for bareboat charters | rig	2
Perfomex
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity		49.00%
Guarantee provided		$ 0.0
Perfomex II
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity		49.00%
Guarantee provided		$ 0.0
Joint ventures
Equity Method Investment, Summarized Financial Information [Abstract]
Provision for factoring of receivables	$ 6.3
Potential factoring receivables	50.0
Minimum | Joint ventures
Equity Method Investment, Summarized Financial Information [Abstract]
Factoring facilities	50.0
Maximum | Joint ventures
Equity Method Investment, Summarized Financial Information [Abstract]
Factoring facilities	150.0
PEMEX | Opex
Equity Method Investment, Summarized Financial Information [Abstract]
Investments in joint ventures	5.9
PEMEX | Opex and Akal
Equity Method Investment, Summarized Financial Information [Abstract]
Contract with customer, overdue	58.3
Billed contracts receivable	97.6
Unbilled contracts receivable	$ 172.0
Borr Mexico Ventures Limited | Opex
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity		49.00%
Borr Mexico Ventures Limited | Akal
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity		49.00%